Investments in Equity Accounted Investees - Changes in Investments in Associates and a Joint Venture Accounted for Using The Equity Method (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [Line Items]
Beginning balance	₩ 126,719	₩ 114,551
Reclassification	(10,620)
Dividends received	(4,461)	(4,068)	₩ (8,239)
Equity income on investments	5,558	7,780	12,545
Other comprehensive income (loss)	(11,603)	6,364
Other gain (loss)	3,526	2,092
Ending balance	109,119	126,719	114,551
Paju Electric Glass Co., Ltd. [member]
Disclosure of associates [Line Items]
Beginning balance	48,398	47,262
Dividends received	(4,361)	(3,668)
Equity income on investments	2,834	5,307
Other comprehensive income (loss)	(4,087)	(503)
Ending balance	42,784	48,398	47,262
Other associates [member]
Disclosure of associates [Line Items]
Beginning balance	78,321	67,289
Reclassification	(10,620)
Dividends received	(100)	(400)
Equity income on investments	2,724	2,473
Other comprehensive income (loss)	(7,516)	6,867
Other gain (loss)	3,526	2,092
Ending balance	₩ 66,335	₩ 78,321	₩ 67,289